Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Technip Energies N.V.
Document Type	SP 15D2
Amendment Flag	false
Entity Central Index Key	0001792045
Document Period End Date	Dec. 31, 2020